Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets by Region
Audit fees	€ 14	€ 12	€ 12
Audit-related fees	10	7	2
Tax fees	0	0	0
All other fees	0	0	0
Total	24	19	14
Domestic countries
Non-Current Assets by Region
Audit fees	4	3	3
Audit-related fees	3	2	0
Tax fees	0	0	0
All other fees	0	0	0
Total	7	6	3
Foreign countries
Non-Current Assets by Region
Audit fees	10	8	9
Audit-related fees	7	5	1
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 17	€ 13	€ 10